Investment Property, Property, Plant and Equipment, and Right-of-Use Assets (Details) - Schedule of total depreciation is composed - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Total Depreciation Is Composed Abstract
Depreciation of property, plant and equipment	S/ 52,308	S/ 70,780	S/ 78,560
Depreciation related to right-of-use assets	18,709	23,699	17,531
Depreciation related to investment property	3,971	4,316	2,413
Sub total Continuous operations	74,988	98,795	98,504
(-) Depreciation discontinued operations		(11,307)	(12,379)
Depreciation of property, plant and equipment total	S/ 74,988	S/ 87,488	S/ 86,125